CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenues	$ 601,590	$ 954,772	$ 1,451,138	$ 1,813,199	$ 3,916,702	$ 3,912,060
Cost of goods sold	453,183	737,750	1,135,680	1,463,839	2,974,681	3,113,789
Gross profit	148,407	217,022	315,458	349,360	942,021	798,271
Research and development expenses, net	119,215	108,146	236,207	258,914	478,267	492,937
Selling, general and administrative expenses	342,487	407,088	686,269	772,114	1,551,895	1,545,462
Gain on sale of assets	(1,200)	(16,902)	(1,515)	(18,468)	(32,707)	(27,075)
Total operating expenses	460,502	498,332	920,961	1,012,560	1,997,455	2,011,324
Operating loss					(1,055,434)	(1,213,053)
Interest expense					(469)	0
Other income					22,050	35,172
Loss before provision for income taxes					(1,033,853)	(1,177,881)
Provision for income taxes					912	912
Net loss	$ (312,095)	$ (281,310)	$ (605,503)	$ (663,200)	$ (1,034,765)	$ (1,178,793)
Income (Loss) Per Share:
Basic	$ (0.04)	$ (0.04)	$ (0.08)	$ (0.10)	$ (.15)	$ (0.19)
Diluted	$ (0.04)	$ (0.04)	$ (0.08)	$ (0.10)	$ (.15)	$ (0.19)
Weighted Average Common Shares Outstanding:
Basic	8,104,800	7,230,169	7,822,191	6,809,988	7,157,978	6,272,264
Diluted	8,104,800	7,230,169	7,822,191	6,809,988	7,157,978	6,272,264